INCOME TAXES (Details) - Income tax provision (benefit) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Income tax provision (benefit) [Abstract]
Current
Deferred					(2,489,000)	992,000
Current
Deferred					3,000	32,000
Current
Adjustment to valuation allowance related to net deferred tax assets					2,486,000	(1,024,000)
Income tax provision (benefit)